Short Term Note Payable	9 Months Ended
Sep. 30, 2018
Short Term Note Payable
Short Term Note Payable

The Company entered into short term notes payable with six individuals between June 26, 2018 and July 30, 2018 in the total principal amount of $184,750 with an interest rate of 5% per annum. The principal and accrued interest of $186,981 as of September 30, 2018 are due and payable six months from the date of issuance of the respective notes.